RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - OTHER FINANCIAL INSTRUMENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Other Financial Instruments
Equity investments at carrying value	CAD 110	CAD 126
Net Investment Hedges
Fair Value of Other Financial Instruments
Unrealized foreign exchange gain (loss) on translation of United States dollar denominated debt	121	(631)
Unrealized gain (loss) on change in fair value of outstanding forward exchange forward contracts	21	(250)
Realized gain associated with the settlement of foreign exchange forward contracts	3	4
Realized gain (loss) associated with the settlement of United Stated dollar denominated debt that matured	26	(75)
Amount of ineffectiveness	CAD 0	0
Preference shares
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.38%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	CAD 40,761	41,530
Carrying value | Preference shares
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	355	359
Fair Value
Fair Value of Other Financial Instruments
Long-term debt	43,910	41,045
Fair Value | Preference shares
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	CAD 580	CAD 580